Intangibles and Goodwill - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 800,000	$ 1,300,000	$ 2,500,000	$ 4,000,000
Goodwill	6,792,000		6,792,000		$ 6,792,000
Goodwill, impairment loss	$ 0		$ 0		$ 0